Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party transactions
22.	Related party transactions

Related parties and related party transactions impacting the consolidated financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Related parties include directors, officers, close family members, certain consultants and enterprises that are controlled by these individuals as well as certain individuals performing similar functions.

Key management personnel are those individuals who have authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Transactions with key management and directors comprise the following:

a)	Director’s compensation for the year ended December 31, 2025, was $121,713 (2024 - $161,048 and 2023 – $175,140).

b)	During the year ended December 31, 2025, the Company granted 120,692 options to officers and employees of the Company, each with exercise prices ranging from C$6.60 to C$24.50 and expiring 2-5 years from the date of issuance.

c)	During the year ended December 31, 2023, the Company entered into a secured loan agreement with the CEO for C$1,200,000, with monthly payments of C$6,000 based on an annual interest rate of 6%. The loan had a maturity date of April 26, 2025, and was part of FSD Strategic Investments’ portfolio of finance receivables. During the year ended December 31, 2024, a payment of C$400,000 was made by the CEO, and monthly payments were subsequently reduced to C$4,000. During the year ended December 31, 2025, the CEO made a payment of C$800,000 towards the loan, thereby settling the total debt outstanding owed to FSD Strategic Investments.
d)	During the year ended December 31, 2025, the Company accrued management bonuses of $645,570.

e)	During the year ended December 31, 2024, the Company granted 23,000 options to officers and employees of the Company each with exercise prices ranging from C$5.25 to C$5.60 and expiring two years from date of issuance.

f)	During the year ended December 31, 2024, the Company cancelled 30,768 options held by officers and employees of the company. They issued RSU of 30,768 in replacement of the cancelled options.

g)	During the year ended December 31, 2024, the Company granted the Co-Chairman of the board, the CEO and the current CFO total shares of 248,160 with a fair value of $1,017,456 as bonus for the year.

h)	On August 15, 2024, the Company closed a non-brokered private placement and issued 4 Class A Multiple Voting Shares at a price of C$18 per Class A Multiple Voting Share for aggregate gross proceeds of C$72 to two non-arm’s length parties, with each entity receiving 2 Class A Multiple Voting Shares. On September 13, 2024, the Company closed a non-brokered private placement and issued 6 Class A Multiple Voting Shares at a price of $6 per Class A Multiple Voting Share for gross proceeds of C$36 to the same two non-arm’s length parties, with each entity receiving 3 Class A Multiple Voting Shares.

i)	On December 10, 2025, the Company closed a non-brokered private placement and issued 30 Class A multiple Voting Shares at a price of C$25 per Class A Multiple Voting Share for aggregate gross proceeds of C$750 to two non-arm’s length parties, with each receiving 15 Class A Multiple Voting Shares.

j)	During the year ended December 31, 2025, the Company, through its subsidiary FSD Strategic Investments, sold its entire portfolio of loan receivables to a corporation owned by the CFO of the Company (Note 6).

k)	During the year ended December 31, 2025, the Company entered into a lease agreement with Peak Corp, an entity in which a director is a family member of a senior officer of the Company. This lease arrangement resulted in the right-of-use asset recognized as at December 31, 2025, of $102,320. The lease term ends June 30, 2027.

Key management personnel compensation during the years ended December 31, 2025, 2024, and 2023 is comprised of:

	2025	2024	2023
	$	$	$
Salaries, benefits, bonuses and consulting fees	1,501,380	908,052	1,395,096
Share-based payments	1,994,558	1,085,669	1,980,732
	3,495,938	1,993,721	3,375,828

As at December 31, 2025, the Company has $645,570 owing to related parties related to bonus accruals included in accounts payable and accrued liabilities (December 31, 2024 - $Nil).